UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     April 15, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $65,281 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     2985    22960 SH       SOLE                    22960
AMERICAN EXPRESS            cs                  025816109     2953    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                  026874107     6154   124439 SH       SOLE                   124439
AOL TIME WARNER             cs                  00184A105      699    64325 SH       SOLE                    64325
CISCO SYSTEMS               cs                  17275R102     6693   515659 SH       SOLE                   515659
COCA COLA                   cs                  191216100     4329   106950 SH       SOLE                   106950
DELL COMPUTER               cs                  247025109     1856    67975 SH       SOLE                    67975
DISNEY WALT                 cs                  254687106     3618   212550 SH       SOLE                   212550
ELI LILLY                   cs                  532457108     3113    54475 SH       SOLE                    54475
FIRST DATA CORP             cs                  319963104     1064    28750 SH       SOLE                    28750
GENERAL ELECTRIC            cs                  369604103     7005   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                  38141G104      928    13625 SH       SOLE                    13625
HOME DEPOT                  cs                  437076102     1162    47720 SH       SOLE                    47720
INTEL CORP.                 cs                  458140100     7090   435475 SH       SOLE                   435475
JOHNSON & JOHNSON           cs                  478160104     1806    31200 SH       SOLE                    31200
JP MORGAN CHASE             cs                  46624E405     1649    69550 SH       SOLE                    69550
LOWES COMPANIES INC         cs                  540424108     2047    50150 SH       SOLE                    50150
MICROSOFT                   cs                  594918104     1426    58900 SH       SOLE                    58900
MOTOROLA INC.               cs                  620076109      897   108600 SH       SOLE                   108600
PFIZER                      cs                  717081103     7807   250553 SH       SOLE                   250553